Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables	14. Trade and other payables

	2023	2022
	€	€
Trade payables	2,909,725	5,979,168
Tax and social security liabilities	—	705,912
	2,909,725	6,685,080